Xtrackers MSCI Emerging Markets Climate Selection ETF Average Annual Total Returns		12 Months Ended	60 Months Ended	73 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI Global Climate 500 EM Selection Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		11.92%	1.53%	3.52%
MSCI Emerging Markets Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.50%	1.70%	3.46%
Xtrackers MSCI Emerging Markets Climate Selection ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.71%	0.63%	2.51%
Xtrackers MSCI Emerging Markets Climate Selection ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.52%	0.77%	2.31%
Xtrackers MSCI Emerging Markets Climate Selection ETF | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		11.02%	1.14%	3.09%
Performance Inception Date	Dec. 06, 2018